Parent Only Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Cash Flows [Line Items]
Cash flows used in operating activities	$ (2,219)	$ 461	$ (2,150)
Investment in subsidiaries
Collection of due from/(increase in due from) subsidiaries	1,991	(601)	(6,782)
Cash flows (used in) provide by investing activities	1,991	(601)	(6,782)
Reverse Recapitalization			9
Cash flows from financing activities			9
Effect of exchange rate changes
Net change in cash and cash equivalents	(228)	(140)	(8,923)
Cash and cash equivalents at beginning of the period	313	453	9,376
Cash and cash equivalents at end of the period	$ 85	$ 313	$ 453